Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.35	1.27
Average foreign currency exchange rate	1.30	1.25
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.94	0.88
Average foreign currency exchange rate	0.95	0.85
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	6.90	6.35
Average foreign currency exchange rate	6.72	6.45
Polish Zloty
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	4.39	4.04
Average foreign currency exchange rate	4.44	3.92
Swedish Krona
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	10.42	9.05
Average foreign currency exchange rate	10.08	8.57
Indian Rupee
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	82.69	74.45
Average foreign currency exchange rate	78.50	73.92
Argentine Peso
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	176.79	102.54
Average foreign currency exchange rate	127.11	94.79